Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6 - Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Land	$13,394	$13,394
Buildings and building improvements	12,474	12,665
Leasehold improvements	6,534	6,426
Computer equipment	12,454	11,471
Furniture, fixtures, and other	18,280	15,900
Vehicles	6,809	6,457
Internal-use software	45,721	43,234
Total	115,666	109,547
Less: Accumulated depreciation	(46,957)	(42,361)
Property and equipment, net	$68,709	$67,186

Note 6 — Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

		As of December 31,
	Useful Lives (Years)	2021	2020
Land	Indefinite	$13,394	$11,612
Buildings and building improvements	12-35	12,665	9,084
Leasehold improvements	Shorter of estimated useful life or lease term	6,426	6,108
Computer equipment	3	11,471	7,376
Furniture, fixtures, and other	2-10	15,900	12,769
Vehicles	2-8	6,457	4,427
Internal-use software	4	43,234	38,150
Total		109,547	89,526
Less: Accumulated depreciation		(42,361)	(24,439)
Property and equipment, net		$67,186	$65,087